COMMITMENTS AND CONTINGENCIES (Details 3) (USD $)				1 Months Ended	12 Months Ended
	Dec. 31, 2012 sqm	Dec. 31, 2012 Title certificates for land used at hydroelectric power projects	Dec. 31, 2011 Title certificates for land used at hydroelectric power projects	Apr. 30, 2012 Employee Arbitration Claim Wuyue item	Dec. 31, 2012 Employee Arbitration Claim Wuyue
Other contingencies
Area of land for which formal title certificate has not been obtained (in square meters)	2,571,106
COMMITMENTS AND CONTINGENCIES
Contingencies		$ 0	$ 0
Number of employees who filed an arbitration claim against the company				24
Amount claimed against the company for the payment of salary				428,000
Amount claimed against the company for the social security				33,000
Ruling or award granted in respect of the claim					$ 0